Fair Value Measurements Guarantees and Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Additional disclosures:
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0		$ 0		$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0		0		0
Accounts and Notes Receivable
Receivables by product or service	905		568		905
Customer Concentration Risk [Member] | Accounts receivable [Member]
Accounts and Notes Receivable
Number Of Major Customers - Receivables	1
Receivables by product or service	308				308
Revenues
Number Of Major Customers - Revenues	1
NGLs, natural gas, and related products and services [Member]
Accounts and Notes Receivable
Receivables by product or service	728		341		728
Transportation of natural gas and related products [Member]
Accounts and Notes Receivable
Receivables by product or service	175		193		175
Other Receivable [Member]
Accounts and Notes Receivable
Receivables by product or service	2		34		2
Carrying Amount [Member]
Additional disclosures:
Notes receivable and other	5		7		5
Long-term debt	(16,325)	[1]	(9,057)		(16,325)	[1]
Fair Value [Member]
Additional disclosures:
Notes receivable and other	4		7		4
Long-term debt	(16,607)	[1]	(9,581)		(16,607)	[1]
Level 1 [Member]
Additional disclosures:
Notes receivable and other	0		1		0
Long-term debt	0	[1]	0		0	[1]
Level 2 [Member]
Additional disclosures:
Notes receivable and other	4		6		4
Long-term debt	(16,607)	[1]	(9,581)		(16,607)	[1]
Level 3 [Member]
Additional disclosures:
Notes receivable and other	0		0		0
Long-term debt	0	[1]	0		0	[1]
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	48		33		48
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	3		3		3
Energy derivative liabilities	(2)		(3)		(2)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	48		33		48
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	3		3		3
Energy derivative liabilities	(2)		(3)		(2)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	48		33		48
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	1		0		1
Energy derivative liabilities	0		0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0		0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0		0		0
Energy derivative liabilities	0		(1)		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0		0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	2		3		2
Energy derivative liabilities	(2)		(2)		(2)
Northeast G And P [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	32				32
Additional disclosures:
Impairment of Long-Lived Assets to be Disposed of	27
Access Midstream [Member]
Additional disclosures:
Impairment of Long-Lived Assets to be Disposed of	12		0	0
Access Midstream [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Accounts and Notes Receivable
Number Of Major Customers - Receivables	1
Revenues
Number Of Major Customers - Revenues	1
Consolidated revenue, major customer, percentage	9.00%
Access Midstream [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	1				1
Additional disclosures:
Impairment of Long-Lived Assets to be Disposed of					$ 12
NGL And Petchem Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Accounts and Notes Receivable
Number Of Major Customers - Receivables				1
Revenues
Number Of Major Customers - Revenues				1
Consolidated revenue, major customer, percentage	5.00%		9.00%	14.00%

[1]	(1) Excludes capital leases